Earnings per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of the income and share data used in the basic and diluted earnings per share
The following table reflects the income and share data used in the basic and diluted earnings per share calculations:

	For the six months ended June 30,
(Expressed in thousands of U.S. Dollars, except share and per share information)	2025	2024

Net Income	$61,446	$70,661
Less: net income attributable to the Earnout Shares	—	1,050
Less: dividends attributable to the common shares under share-based compensation plan	797	540
Net income available to common shareholders	$60,649	$69,071
Weighted average number of shares – basic	44,185,495	44,179,627
Common shares under share-based compensation plan	332,932	278,861
Weighted average number of shares – diluted	44,518,427	44,458,488
Basic earnings per share	$1.37	$1.56
Diluted earnings per share	$1.36	$1.55